Related parties (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Rental expenses	$ 8,635	$ 83,041
Wuxi Kingway Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Interest income	26,430
Columbus Digital Technology (Shenzhen) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses	$ 102,079
Promissory Notes [Member] | Xuejun Ji [Member]
Related Party Transaction [Line Items]
Interest rate	6.00%
Interest expense	$ 22,684
Promissory Notes [Member] | Bin Fu [Member]
Related Party Transaction [Line Items]
Interest rate	6.00%
Interest expense	$ 12,167
Promissory Notes [Member] | Peng Wang [Member]
Related Party Transaction [Line Items]
Interest rate	6.00%
Interest expense	$ 14,631